Supplement to the currently effective PROSPECTUS

Deutsche Global Real Estate Securities Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Daniel Ekins, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2006. On leave through August 31, 2016.

John Hammond, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2006.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2006.

Joseph D. Fisher, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

David W. Zonavetch, CPA, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

Chris Robinson, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2012.

The following information replaces the existing disclosure for the fund contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

Daniel Ekins, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2006. On leave through August 31, 2016.

■	Joined Deutsche Asset Management in 1997.
■	Co-Head of Real Estate Securities, Asia Pacific and Co-Lead Portfolio Manager: Sydney.
■	Investment industry experience began in 1984.
■	BS, University of South Australia.

John Hammond, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2006.

■	Joined Deutsche Asset Management in 2004; previously was Director at Schroder Property Investment Management and Director at Henderson Global Investors.
■	Head of Real Estate Securities for Europe and Lead Portfolio Manager: London.
■	Investment industry experience began in 1990.
■	BSc, University of Reading, UK.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2006.

■	Joined Deutsche Asset Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.
■	Co-Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset Management.
■	BS, University of Southern California.

July 29, 2016
PROSTKR-676

Joseph D. Fisher, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset Management in 2004; previously served in the Real Estate Equity Investment Management Group at Principal Real Estate Investors.
■	Co-Head of Real Estate Securities for the Americas and Co-Lead Portfolio Manager: Chicago.
■	Investment industry experience began in 2003.
■	BBA, The University of Iowa; MBA, Kellogg School of Management, Northwestern University.

David W. Zonavetch, CPA, Director. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset Management in 1998; previously worked as Senior Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.
■	Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.
■	Investment industry experience began in 1996.
■	BS, University of Illinois at Urbana-Champaign.

Chris Robinson, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2012.

■	Joined Deutsche Asset Management in 2003; previously served as a real estate equities research analyst at ING Investment Management.
■	Co-Head of Real Estate Securities, Asia Pacific and Co-Lead Portfolio Manager: Sydney.
■	Investment industry experience began in 1996.
■	BS, The Australian Catholic University; Graduate Diploma, The Securities Institute of Australia.

Please Retain This Supplement for Future Reference

July 29, 2016
PROSTKR-676